Financial Instrument (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments

		2015		2014
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value

Assets
Cash and cash equivalents	1	$549.500	$549.500	$633.855	$633.855
Accounts receivable(1)(2)	2	3.521.741	3.521.741	3.431.672	3.431.672
Available for sale financial assets	1	275.770	275.770	171.917	171.917
Notes Receivables	3	-	-	180.250	180.308

Liabilities
Accounts payable(1)	2	$780.851	$780.851	$713.915	$713.915
Short-term debt(1)	2	128.304	128.304	138.050	138.050
Long term debt, excluding Amended 2012 Credit Agreement, Senior Notes and Convertible Bonds	2	172.919	172.919	524.592	527.062
Amended 2012 Credit Agreement	2	2.611.580	2.625.591	2.881.930	2.900.222
Senior Notes	2	5.325.618	5.782.937	5.473.979	5.992.859
Convertible Bonds	2	407.705	546.057	447.263	531.193
Noncontrolling interests subject to put provisions	3	1.028.368	1.028.368	824.658	824.658

(1) Also includes amounts from related parties.
(2) Includes long-term accounts receivable, which are included in "Other assets and notes receivables" in the Consolidated Balance Sheets.

Derivative Financial Instruments Valuation
	2015		2014

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships(1)
Current
Foreign exchange contracts	3.114	(2.921)	2.659	(24.509)
Interest rate contracts	-	(1.637)	-	-
Non-current
Foreign exchange contracts	171	(127)	-	(77)
Interest rate contracts	-	(961)	-	(4.779)
Total	$3.285	$(5.646)	$2.659	$(29.365)

Derivatives not designated as hedging instruments(1)
Current
Foreign exchange contracts	23.908	(7.056)	25.582	(29.295)
Non-current
Foreign exchange contracts	1.062	(65)	-	(137)
Derivatives embedded in the Convertible Bonds	-	(115.990)	-	(65.767)
Share Options to secure the Convertible Bonds	115.990	-	65.767	-
Total	$140.960	$(123.111)	$91.349	$(95.199)

(1) At December 31, 2015 and December 31, 2014, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in AOCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion)for the year ended December 31,			(Effective Portion)for the year ended December 31,
	2015	2014	(Effective Portion)	2015	2014

Interest rate contracts	$17.362	$19.550	Interest income/expense	$22.810	$26.571
Foreign exchange contracts	2.273	(23.123)	Costs of Revenue	17.686	2.549

	$19.635	$(3.573)		$40.496	$29.120

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivativesfor the year ended December 31,
	Location of (Gain) or Loss Recognized in Income on Derivatives

		2015	2014

Foreign exchange contracts	Selling, general and administrative expense
		$(61.328)	$(83.901)
Foreign exchange contracts	Interest income/expense	8.196	6.483
Derivatives embedded in the Convertible Bonds	Interest income/expense	58.105	32.641
Share Options to secure the Convertible Bonds	Interest income/expense	(58.105)	(32.641)
		$(53.132)	$(77.418)